Provisions - Schedule of Current and Non-Current Provisions (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Apr. 02, 2023	Apr. 03, 2022
Provisions [abstract]
Current provisions	$ 26.1	$ 21.6
Non-current provisions	37.3	36.5
Provisions	$ 63.4	$ 58.1	$ 49.8